Lease Intangibles	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Lease Intangibles

5. LEASE INTANGIBLES

The following table summarizes the net value of other intangible assets acquired and the accumulated amortization for each class of intangible asset:

	September 30, 2017			December 31, 2016
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$6,635,928	$(4,369,040)	$2,266,888	$6,872,980	$(3,840,670)	$3,032,310
Leasing costs	4,622,792	$(2,849,914)	1,772,878	4,813,951	(2,517,759)	2,296,192
Above-market leases	2,124,360	$(1,665,341)	459,019	2,124,360	(1,586,328)	538,032

	$13,383,080	$(8,884,295)	$4,498,785	$13,811,291	$(7,944,757)	$5,866,534

The net value of acquired intangible liabilities was $1,457,204 and $1,698,086 relating to below-market leases as of September 30, 2017 and December 31, 2016, respectively.

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Three months remaining in 2017	$365,385
Years ending December 31:
2018	1,320,270
2019	1,066,827
2020	850,757
2021	554,344
Thereafter	341,202

Total	$4,498,785

The weighted average remaining amortization period of the intangible assets as of September 30, 2017 is 3.5 years.

5. LEASE INTANGIBLES

Lease intangibles consist of the following:

	December 31, 2016			December 31, 2015
	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net	Lease Intangibles	Accumulated Amortization	Lease Intangibles, net
In-place leases	$6,872,980	$(3,840,670)	$3,032,310	$6,903,882	$(2,647,002)	$4,256,880
Leasing costs	4,813,951	(2,517,759)	2,296,192	4,816,858	(1,766,578)	3,050,280
Above-market leases	2,124,360	(1,586,328)	538,032	2,124,360	(1,415,762)	708,598

	$13,811,291	$(7,944,757)	$5,866,534	$13,845,100	$(5,829,342)	$8,015,758

The net value of acquired intangible liabilities was $1,698,086 and $2,154,479 relating to below-market leases as of December 31, 2016 and December 31, 2015, respectively.

Aggregate approximate amortization expense for the Company’s lease intangible assets is as follows:

Years ending December 31:
2017	$1,652,832
2018	1,380,667
2019	1,127,224
2020	895,185
2021	585,710
Thereafter	224,916

Total	$5,866,534

The weighted average amortization period for the intangible assets as of December 31, 2016 was approximately 3.8 years. Lease intangible assets are amortized over the term of the related lease and included as a reduction of rental income in the statement of income.